Offerings - Offering: 1	Jan. 02, 2026 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $1.00 per share
Amount Registered | shares	6,675,000
Proposed Maximum Offering Price per Unit | $ / shares	100.11
Maximum Aggregate Offering Price	$ 668,234,250
Fee Rate	0.01381%
Amount of Registration Fee	$ 92,283.15
Offering Note
(1)
In connection with the closing of the transactions contemplated by that certain Agreement and Plan of Merger, dated as of July 24, 2025 (the “Merger Agreement” and such time, the “Effective Time”), by and among Synovus Financial Corp. (“Synovus”), Pinnacle Financial Partners, Inc. (“Legacy Pinnacle”) and Pinnacle Financial Partners, Inc. (f/k/a Steel Newco Inc.) (the “Registrant”), the Registrant assumed (i) the Synovus 2021 Employee Stock Purchase Plan (the “Synovus ESPP”), (ii) the Synovus 2021 Omnibus Plan (as amended, the “Synovus Omnibus Plan”), and (iii) the Legacy Pinnacle 2018 Omnibus Equity Incentive Plan (as amended and restated, the “Legacy Pinnacle Omnibus Plan”).  The Registration Statement on Form S-8 to which this Exhibit 107 is attached (the “Registration Statement”) registers 6,675,000 shares of common stock, par value $1.00 per share, of the Registrant (the “Common Stock”), including (i) 2,620,000 shares of Common Stock that may be issuable in respect of offering periods concluded after the date hereof to eligible individuals from the share reserve remaining, as of the Effective Time, under the Synovus ESPP (as adjusted to reflect the exchange ratio of 0.5237 shares of Common Stock for each share of common stock, par value $1.00 per share,  of Synovus (“Synovus common stock”) under the Merger Agreement), (ii) 1,475,000 shares of shares of Common Stock, which are issuable or may be issuable upon the vesting or settlement of certain restricted stock unit awards granted under the Synovus Omnibus Plan, which were converted into corresponding equity awards of the Registrant, (iii) 280,000 shares of Common Stock, which are issuable or may be issuable upon the vesting or settlement of certain restricted stock unit awards granted under the Legacy Pinnacle Omnibus Plan, which were converted into corresponding equity awards of the Registrant, (iv) 915,000 shares of Common Stock, which may be issuable pursuant to equity awards to be granted after the date hereof to eligible individuals from the share reserve remaining, as of the Effective Time, under the Synovus Omnibus Plan (as adjusted to reflect the exchange ratio of 0.5237 shares of Common Stock for each share of Synovus common stock under the Merger Agreement), and (v) 1,385,000 shares of Common Stock, which may be issuable pursuant to equity awards to be granted after the date hereof to eligible individuals from the share reserve remaining, as of the Effective Time, under the Legacy Pinnacle Omnibus Plan.

(2)
The proposed maximum offering price per share and maximum aggregate offering price for the shares of Common Stock covered by this Registration Statement have been estimated solely for the purpose of calculating the registration fee required by Section 6(b) of the Securities Act of 1933, as amended, and calculated in accordance with Rules 457(c) and Rule 457(h) promulgated thereunder, using the average of the high and low prices per share of the common stock, par value $1.00 per share, of Legacy Pinnacle as reported on the Nasdaq Stock Market on December 29, 2025 ($100.11 per share), which date is within five business days of the filing of this Registration Statement.